UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

   /s/ James J. Watson      Larkspur, California            August 13, 2009
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   44

FORM 13F INFORMATION TABLE VALUE TOTAL:   $285,162,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         Park West Asset Management LLC
                          FORM 13F-HR INFORMATION TABLE
                              AS OF DATE: 06/30/09


                                     Title of                 Value    Shares/    Sh/ Put/  Invstmnt  Other       Voting Authority
Name of Issuer                         Class        Cusip    (x$1000)  Prn Amt    Prn Call  Dscretn   Mngrs      Sole   Shared  None
--------------                         -----        -----    --------  -------    --- ----  -------   -----      ----   ------  ----
ALLIANCE HEALTHCARE SRVCS IN            COM        018606202   9,115   1,243,532   SH       SOLE              1,243,532
APPLE INC                               COM        037833100   1,153       8,093   SH       SOLE                  8,093
ATLAS AMERICA, INC                      COM        049167109   1,322      73,957   SH       SOLE                 73,957
BROADRIDGE FINL SOLUTIONS IN            COM        11133T103   6,459     389,579   SH       SOLE                389,579
CAI INTERNATIONAL INC                   COM        12477X106   8,529   1,672,282   SH       SOLE              1,672,282
CBIZ INC                          NOTE 3.175% 6/0  124805AB8   5,121   5,770,000  PRN       SOLE              5,770,000
CADENCE DESIGN SYSTEM INC        NOTE 1.375% 12/1  127387AD0   6,823   8,100,000  PRN       SOLE              8,100,000
CEPHALON INC                         NOTE 6/1      156708AL3   6,525   6,000,000  PRN       SOLE              6,000,000
COGENT COMM GROUP INC                   PUT        19239V302     353       1,500   SH PUT   SOLE                  1,500
COGENT COMM GROUP INC               NOTE 1% 6/1    19239VAB0  17,009  27,600,000  PRN       SOLE             27,600,000
DST SYS INC                          DBCV 8/1      233326AD9   7,639   8,500,000  PRN       SOLE              8,500,000
DOLLAR FINL CORP                  NOTE 2.875% 6/3  256664AB9   9,895  14,525,000  PRN       SOLE             14,525,000
EARTHLINK INC                           COM        270321102   4,756     641,769   SH       SOLE                641,769
ENCORE CAP GROUP INC              NOTE 3.375% 9/1  292554AB8   6,998   7,425,000  PRN       SOLE              7,425,000
EPICOR SOFTWARE CORP              NOTE 2.375% 5/1  29426LAA6   6,981  10,448,000  PRN       SOLE             10,448,000
EXTERRAN HLDGS INC                   4.25% 6/1     30225XAA1   2,786   3,000,000  PRN       SOLE              3,000,000
EZCORP INC                         CL A NON VTG    302301106   7,999     742,010   SH       SOLE                742,010
FLUOR CORP NEW                    NOTE 1.500% 2/1  343412AA0   5,248   2,850,000  PRN       SOLE              2,850,000
GLOBAL BRANDS ACQUISITION CO            COM        378982102   5,353     549,550   SH       SOLE                549,550
GLOBAL CONSUMER AQST CORP               COM        378983100   1,387     143,620   SH       SOLE                143,620
HEARTLAND PMT SYS INC                   COM        42235N108   1,480     154,600   SH       SOLE                154,600
INVERNESS MED INNOVATIONS IN      PFD CONV SER B   46126P304  34,944     155,217  PRN       SOLE                155,217
INVERNESS MED INNOVATIONS IN      NOTE 3.000% 5/1  46126PAD8   5,944   6,290,000  PRN       SOLE              6,290,000
KENDLE INTERNATIONAL INC          NOTE 3.375% 7/1  48880LAA5   8,865  12,000,000  PRN       SOLE             12,000,000
LENDER PROCESSING SVCS INC              COM        52602E102   3,194     115,000   SH       SOLE                115,000
MI DEVELOPMENTS INC                     COM        55304X104   1,692     222,950   SH       SOLE                222,950
MENTOR GRAPHICS CORP              SDCV 6.250% 3/0  587200AF3  10,030  12,770,000  PRN       SOLE             12,770,000
NRDC ACQUISITION CORP                   COM        62941R102   2,733     282,000   SH       SOLE                282,000
PDL BIOPHARMA INC                       COM        69329Y104   3,950     500,000   SH       SOLE                500,000
PROSPECT ACQUISITION CORP               COM        74347T103     967     100,000   SH       SOLE                100,000
PROTEIN DESIGN LABS INC           NOTE 2.000% 2/1  74369LAF0   5,160   6,000,000  PRN       SOLE              6,000,000
SP ACQUISITION HOLDINGS INC             COM        78470A104   4,372     451,700   SH       SOLE                451,700
SAVVIS INC                          NOTE 3% 5/1    805423AA8  10,879  14,500,000  PRN       SOLE             14,500,000
SCHOOL SPECIALTY INC              NOTE 3.750% 8/0  807863AE5   7,568   8,030,000  PRN       SOLE              8,030,000
SCHOOL SPECIALTY INC             NOTE 3.750% 11/3  807863AL9   3,213   3,906,000  PRN       SOLE              3,906,000
SOLERA HOLDINGS INC                     COM        83421A104   1,658      65,282   SH       SOLE                 65,282
SPORTS PPTYS ACQUISITION COR            COM        84920F107   4,982     514,700   SH       SOLE                514,700
SUNPOWER CORP                     DBCV 0.750% 8/0  867652AB5   4,914   5,400,000  PRN       SOLE              5,400,000
TRIPLECROWN ACQUISITION CORP            COM        89677G109   3,420     356,200   SH       SOLE                356,200
UNITED REFINING ENERGY CORP             COM        911360105     977     100,000   SH       SOLE                100,000
VERIFONE HLDGS INC               NOTE 1.3750% 6/1  92342YAB5  10,931  15,000,000  PRN       SOLE             15,000,000
WORLD ACCEP CORPORATION          NOTE 3.000% 10/0  981417AB4   9,419  13,750,000  PRN       SOLE             13,750,000
WORLD ACCEP CORP DEL                    COM        981419104   1,443      72,500   SH       SOLE                 72,500
MAIDEN HOLDINGS LTD                     COM        G5753U112  20,976   2,694,894   SH       SOLE              3,197,494